Debt (Details)	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended			0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 22, 2009 USD ($)	Jun. 30, 2013 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Apr. 28, 2010 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member]	Jun. 30, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Jul. 30, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member]	Jun. 30, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Dec. 31, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Apr. 28, 2010 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member]	Jun. 30, 2013 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Jun. 30, 2013 Convertible Debt [Member] USD ($)	Dec. 31, 2012 Convertible Debt [Member] USD ($)	Jul. 25, 2013 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member] USD ($)	Jun. 30, 2013 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Mandatory Convertible Bonds [Member] USD ($)	Jun. 30, 2012 Mandatory Convertible Bonds [Member]	Aug. 07, 2013 Bridge Loan [Member] USD ($)	Jun. 30, 2013 Bridge Loan [Member] USD ($)	Jul. 30, 2013 Corporate Bond Securities [Member] USD ($)	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD	Jun. 30, 2013 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 31, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)
Convertible Bond Derivative Liability Roll Forward [Abstract]
Balance at beginning of period	$ 9,000,000	$ 92,000,000	$ 142,200,000
Fair value movements on conversion features of convertible bonds	(9,000,000)	(83,000,000)
Balance at end of period	0	9,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate (percent)									5.375%	5.375%		5.125%	5.125%		6.50%	6.50%				3.50%			6.00%			8.50%
Undrawn facility																									750,000,000			1,000,000,000	1,000,000,000		108,000,000	359,000,000
Line of Credit Facility, Commitment Fee Description																															50 percent of the applicable margin
Debt Instrument [Abstract]
Total offering				1,000,000,000	1,000,000,000		750,000,000		700,000,000	700,000,000		750,000,000	750,000,000		300,000,000	300,000,000				732,500,000	789,000,000					1,250,000,000
Unamortized discount				(6,000,000)	(6,000,000)				(1,000,000)	(1,000,000)		(4,000,000)	(5,000,000)		(5,000,000)	(5,000,000)
Debt instrument, Repurchased percent (percent)																			99.10%
Total drawn facility																									0			0	0		448,000,000	266,000,000
Line of credit facility debt repaid																								750,000,000
Accrued interest				12,000,000	11,000,000				8,000,000	7,000,000		16,000,000	16,000,000		4,000,000	4,000,000	3,000,000	3,000,000
Line of credit facility debt drawn down																															231,000,000
Unsecured Debt [Abstract]
Total carrying value				1,006,000,000	1,005,000,000				707,000,000	706,000,000		762,000,000	761,000,000		299,000,000	299,000,000	705,000,000	689,000,000
Line of credit facility - Maximum facility amount																									750,000,000		1,000,000,000	1,000,000,000	1,000,000,000	600,000,000	556,000,000	625,000,000
Long-term debt duration (years)								10-year			10-year			30-year			5-year										5-year			four year
Interest rate (percent)																									LIBOR + 1.5			LIBOR + 1.5	LIBOR + 1.5		BBSY + 2	BBSY + 2
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																									0.525%			0.525%	0.525%		1.00%	1.00%
Frequency of Commitment Fee description																															quarterly in arrears (December 22, 2011)
Debt instrument issue price (percent)							99.398%
Net proceeds from issuance of debt						737,000,000
Convertible at initial conversion price (Per ADS)																				$ 47.6126
Senior unsecured fixed rate bonds																	702,000,000	686,000,000
Short-term debt at fair value	270,000,000	588,000,000																			270,000,000	588,000,000
Long Term Debt Other Disclosures [Abstract]
Debt Instrument, Convertible, Conversion Price Per share																	100,000
Debt Instrument Convertible If Converted Value In Excess Of Principal																	$ 130,000
Convertible debt - number of dealing days (days)																	20 days
Convertible debt - notice period (days)																	5 days
Mandatory convertible bond - Maximum number of shares on conversion (shares)																					18,140,000
Mandatory convertible bond - Minimum share price on conversion (USD per share)																					$ 43.5
Mandatory convertible bond - Minimum number of shares on conversion (shares)																					14,511,937
Mandatory convertible bond - Maximum share price on conversion (USD per share)																					$ 54.375
Mandatory convertible bond - Share price at period end (USD Per Share)																					$ 14.3